January 4, 2017

VIA EDGAR

Office of Filings and Information Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Company”)
(File Nos. 033-66528 and 811-07912)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Company, that: (i) the forms of the Prospectus and Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 64, which was filed on December 30, 2016, and (ii) the text of Post-Effective Amendment No. 64 was filed electronically on December 30, 2016.

Please do not hesitate to contact Jonathan Gaines of Dechert LLP at (212) 641-5600 if you have any questions regarding this certification.

Sincerely,

/s/ Lisa M. King

Lisa M. King

Secretary
Old Westbury Funds, Inc.
c/o BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

cc:	Steven L. Williamson, Esq.
Nicola Knight, Esq. Jonathan Gaines, Esq.